UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information
contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Select Global Equity Fund
Class A / IGLGX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 59	1.20% (a)
(a)	Annualized.
Key F
u
nd Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation
Availability of Ad
di
tional Infor
m
ation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Global Equity Fund | Class A

|

SSR155_01_(06/25)

Columbia Select Global Equity Fund
Class C / RGCEX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a perce ntag e of a $10,000 investment
Class C	$ 96	1.95% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Inf
or
mation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Global Equity Fund | Class C

|

SSR155_04_(06/25)

Columbia Select Global Equity Fund
Institutional Class / CGEZX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 inv
est
ment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 47	0.95% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund inv es
ted at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Global Equity Fund | Institutional Class

|

SSR155_08_(06/25)

Columbia Select Global Equity Fund
Institutional 2 Class / RGERX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.92% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a pe rc
entage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other f ac
tors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Global Equity Fund | Institutional 2 Class

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SSR155_15_(06/25)

Columbia Select Global Equity Fund
Institutional 3 Class / CSEYX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2024 to April 30, 2025.You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 43	0.87% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 680,658,067
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
Microsoft Corp.	8.4%
MasterCard, Inc., Class A	5.7%
NVIDIA Corp.	4.3%
Linde PLC	4.0%
Amazon.com, Inc.	4.0%
RELX PLC	3.6%
SAP SE	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Howmet Aerospace, Inc.	3.6%
Visa, Inc., Class A	3.5%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, hol di
ngs, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Select Global Equity Fund | Institutional 3 Class

|

SSR155_17_(06/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Select Global Equity Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Global Equity Fund | 2025

Portfolio of Investments
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
China 2.0%
BYD Co., Ltd., Class H	138,000	6,554,482
Trip.com Group Ltd	116,200	6,999,982
Total		13,554,464
France 1.9%
Schneider Electric SE	56,438	13,186,501
Germany 7.4%
Deutsche Telekom AG, Registered Shares	184,182	6,615,362
E.ON SE	451,528	7,897,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares(a)	16,233	11,113,264
SAP SE	84,138	24,617,823
Total		50,243,486
India 1.4%
HDFC Bank Ltd.	414,509	9,415,139
Ireland 1.3%
Smurfit WestRock PLC	222,126	9,333,735
Japan 5.0%
Hitachi Ltd.	577,900	14,283,096
Keyence Corp.	46,800	19,566,689
Total		33,849,785
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	24,226,044
United Kingdom 14.5%
3i Group PLC	241,251	13,676,770
Compass Group PLC	382,301	12,889,211
Experian PLC	467,823	23,274,679
London Stock Exchange Group PLC	50,998	7,940,976
Pearson PLC	544,896	8,735,354
RELX PLC	454,846	24,823,289
Weir Group PLC (The)	237,546	7,160,473
Total		98,500,752
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 61.7%
Abbott Laboratories	62,690	8,196,718
Alphabet, Inc., Class A	117,243	18,618,188
Amazon.com, Inc.(a)	145,986	26,922,738
Boston Scientific Corp.(a)	87,510	9,002,154
Eli Lilly & Co.	11,535	10,369,388
Hilton Worldwide Holdings, Inc.	28,235	6,366,428
Howmet Aerospace, Inc.	174,038	24,118,186
Insulet Corp.(a)	59,118	14,914,880
Intercontinental Exchange, Inc.	68,414	11,491,500
Intuitive Surgical, Inc.(a)	17,239	8,891,876
Lam Research Corp.	295,945	21,210,378
Linde PLC	60,460	27,402,286
MasterCard, Inc., Class A	70,548	38,664,537
Meta Platforms, Inc., Class A	20,531	11,271,519
Microsoft Corp.	145,246	57,409,934
NVIDIA Corp.	269,625	29,367,555
Progressive Corp. (The)	61,388	17,295,455
Thermo Fisher Scientific, Inc.	27,577	11,830,533
Union Pacific Corp.	31,165	6,721,044
Visa, Inc., Class A	69,305	23,944,877
Walmart, Inc.	221,186	21,510,338
Waste Connections, Inc.	72,182	14,265,329
Total		419,785,841
Total Common Stocks (Cost $418,466,027)		672,095,747

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(b),(c)	3,982,807	3,981,612
Total Money Market Funds (Cost $3,981,150)		3,981,612
Total Investments in Securities (Cost $422,447,177)		676,077,359
Other Assets & Liabilities, Net		4,580,708
Net Assets		$680,658,067
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	4,588,244	163,134,649	(163,741,182)	(99)	3,981,612	266	215,762	3,982,807
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
China	—	13,554,464	—	13,554,464
France	—	13,186,501	—	13,186,501
Germany	—	50,243,486	—	50,243,486
India	—	9,415,139	—	9,415,139
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Global Equity Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Ireland	9,333,735	—	—	9,333,735
Japan	—	33,849,785	—	33,849,785
Taiwan	—	24,226,044	—	24,226,044
United Kingdom	—	98,500,752	—	98,500,752
United States	419,785,841	—	—	419,785,841
Total Common Stocks	429,119,576	242,976,171	—	672,095,747
Money Market Funds	3,981,612	—	—	3,981,612
Total Investments in Securities	433,101,188	242,976,171	—	676,077,359
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $418,466,027)	$672,095,747
Affiliated issuers (cost $3,981,150)	3,981,612
Foreign currency (cost $193,033)	193,187
Receivable for:
Investments sold	10,661,379
Capital shares sold	290,977
Dividends	732,393
Foreign tax reclaims	373,882
Expense reimbursement due from Investment Manager	311
Prepaid expenses	3,822
Other assets	11,289
Total assets	688,344,599
Liabilities
Payable for:
Investments purchased	7,178,356
Capital shares redeemed	234,034
Management services fees	15,814
Distribution and/or service fees	3,574
Transfer agent fees	37,350
Compensation of board members	1,101
Other expenses	29,338
Deferred compensation of board members	186,965
Total liabilities	7,686,532
Net assets applicable to outstanding capital stock	$680,658,067
Represented by
Paid in capital	372,074,627
Total distributable earnings (loss)	308,583,440
Total - representing net assets applicable to outstanding capital stock	$680,658,067
Class A
Net assets	$480,312,564
Shares outstanding	26,220,131
Net asset value per share	$18.32
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.44
Class C
Net assets	$10,874,606
Shares outstanding	733,895
Net asset value per share	$14.82
Institutional Class
Net assets	$154,203,053
Shares outstanding	8,172,971
Net asset value per share	$18.87
Institutional 2 Class
Net assets	$12,405,648
Shares outstanding	652,223
Net asset value per share	$19.02
Institutional 3 Class
Net assets	$22,862,196
Shares outstanding	1,221,031
Net asset value per share	$18.72
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Global Equity Fund  | 2025

Statement of Operations
Six Months Ended April 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,174,343
Dividends — affiliated issuers	215,762
Interfund lending	681
Foreign taxes withheld	(112,599)
Total income	3,278,187
Expenses:
Management services fees	3,039,018
Distribution and/or service fees
Class A	624,414
Class C	58,064
Transfer agent fees
Class A	213,479
Advisor Class	519
Class C	4,962
Institutional Class	69,985
Institutional 2 Class	4,113
Institutional 3 Class	701
Custodian fees	22,133
Printing and postage fees	26,305
Registration fees	48,319
Accounting services fees	19,265
Legal fees	12,427
Compensation of chief compliance officer	64
Compensation of board members	9,914
Other	13,052
Total expenses	4,166,734
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(87,755)
Total net expenses	4,078,979
Net investment loss	(800,792)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	56,716,443
Investments — affiliated issuers	266
Foreign currency translations	(108,996)
Net realized gain	56,607,713
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(57,307,674)
Investments — affiliated issuers	(99)
Foreign currency translations	27,104
Net change in unrealized appreciation (depreciation)	(57,280,669)
Net realized and unrealized loss	(672,956)
Net decrease in net assets resulting from operations	$(1,473,748)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations
Net investment loss	$(800,792)	$(603,772)
Net realized gain	56,607,713	45,104,894
Net change in unrealized appreciation (depreciation)	(57,280,669)	151,476,262
Net increase (decrease) in net assets resulting from operations	(1,473,748)	195,977,384
Distributions to shareholders
Net investment income and net realized gains
Class A	(31,452,524)	(19,934,114)
Advisor Class	—	(369,796)
Class C	(909,163)	(616,619)
Institutional Class	(10,024,255)	(5,649,913)
Institutional 2 Class	(961,997)	(816,567)
Institutional 3 Class	(1,467,490)	(822,498)
Class R	—	(193,513)
Total distributions to shareholders	(44,815,429)	(28,403,020)
Increase (decrease) in net assets from capital stock activity	4,672,509	(34,630,958)
Total increase (decrease) in net assets	(41,616,668)	132,943,406
Net assets at beginning of period	722,274,735	589,331,329
Net assets at end of period	$680,658,067	$722,274,735
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Global Equity Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2025 (Unaudited)		October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	473,037	8,865,042	898,837	16,605,733
Distributions reinvested	1,606,374	30,890,573	1,181,122	19,571,186
Shares redeemed	(1,772,161)	(33,654,614)	(3,185,267)	(58,579,237)
Net increase (decrease)	307,250	6,101,001	(1,105,308)	(22,402,318)
Advisor Class
Shares sold	4,617	96,625	108,546	2,071,960
Distributions reinvested	—	—	21,392	369,657
Shares redeemed	(481,279)	(10,111,714)	(157,770)	(3,037,573)
Net decrease	(476,662)	(10,015,089)	(27,832)	(595,956)
Class C
Shares sold	51,701	793,040	108,768	1,642,315
Distributions reinvested	58,280	909,163	44,910	616,619
Shares redeemed	(114,402)	(1,748,417)	(257,269)	(3,904,045)
Net decrease	(4,421)	(46,214)	(103,591)	(1,645,111)
Institutional Class
Shares sold	1,516,276	30,285,782	1,590,257	30,159,423
Distributions reinvested	492,311	9,742,825	322,698	5,479,406
Shares redeemed	(1,521,981)	(29,211,482)	(1,960,535)	(36,993,668)
Net increase (decrease)	486,606	10,817,125	(47,580)	(1,354,839)
Institutional 2 Class
Shares sold	69,740	1,404,219	241,670	4,681,549
Distributions reinvested	48,229	961,684	47,566	813,373
Shares redeemed	(242,932)	(4,606,327)	(614,990)	(11,377,220)
Net decrease	(124,963)	(2,240,424)	(325,754)	(5,882,298)
Institutional 3 Class
Shares sold	157,602	3,072,498	331,898	6,407,380
Distributions reinvested	74,729	1,466,937	48,822	822,162
Shares redeemed	(231,111)	(4,483,325)	(286,819)	(5,399,415)
Net increase	1,220	56,110	93,901	1,830,127
Class R
Shares sold	—	—	18,290	309,882
Distributions reinvested	—	—	11,802	193,322
Shares redeemed	—	—	(288,236)	(5,083,767)
Net decrease	—	—	(258,144)	(4,580,563)
Total net increase (decrease)	189,030	4,672,509	(1,774,308)	(34,630,958)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2025 (Unaudited)	$19.54	(0.03)	0.04 (c)	0.01	(1.23)	(1.23)
Year Ended 10/31/2024	$15.23	(0.03)(d)	5.08	5.05	(0.74)	(0.74)
Year Ended 10/31/2023	$13.83	0.01	1.39	1.40	—	—
Year Ended 10/31/2022	$21.19	(0.06)	(5.51)	(5.57)	(1.79)	(1.79)
Year Ended 10/31/2021	$16.59	(0.10)	6.18	6.08	(1.48)	(1.48)
Year Ended 10/31/2020	$14.34	(0.06)	2.76	2.70	(0.45)	(0.45)
Class C
Six Months Ended 4/30/2025 (Unaudited)	$16.09	(0.08)	0.04 (c)	(0.04)	(1.23)	(1.23)
Year Ended 10/31/2024	$12.74	(0.14)(d)	4.23	4.09	(0.74)	(0.74)
Year Ended 10/31/2023	$11.66	(0.09)	1.17	1.08	—	—
Year Ended 10/31/2022	$18.13	(0.16)	(4.67)	(4.83)	(1.64)	(1.64)
Year Ended 10/31/2021	$14.38	(0.20)	5.32	5.12	(1.37)	(1.37)
Year Ended 10/31/2020	$12.57	(0.16)	2.42	2.26	(0.45)	(0.45)
Institutional Class
Six Months Ended 4/30/2025 (Unaudited)	$20.07	(0.00)(g)	0.03 (c)	0.03	(1.23)	(1.23)
Year Ended 10/31/2024	$15.58	0.02 (d)	5.21	5.23	(0.74)	(0.74)
Year Ended 10/31/2023	$14.12	0.05	1.41	1.46	—	—
Year Ended 10/31/2022	$21.59	(0.02)	(5.61)	(5.63)	(1.84)	(1.84)
Year Ended 10/31/2021	$16.88	(0.05)	6.28	6.23	(1.52)	(1.52)
Year Ended 10/31/2020	$14.54	(0.03)	2.82	2.79	(0.45)	(0.45)
Institutional 2 Class
Six Months Ended 4/30/2025 (Unaudited)	$20.22	(0.00)(g)	0.03 (c)	0.03	(1.23)	(1.23)
Year Ended 10/31/2024	$15.69	0.03 (d)	5.24	5.27	(0.74)	(0.74)
Year Ended 10/31/2023	$14.21	0.06	1.42	1.48	—	—
Year Ended 10/31/2022	$21.71	(0.03)	(5.63)	(5.66)	(1.84)	(1.84)
Year Ended 10/31/2021	$16.97	(0.05)	6.32	6.27	(1.53)	(1.53)
Year Ended 10/31/2020	$14.61	(0.03)	2.85	2.82	(0.46)	(0.46)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Global Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2025 (Unaudited)	$18.32	(0.26% )	1.23%	1.20%	(0.29% )	41%	$480,313
Year Ended 10/31/2024	$19.54	34.06%	1.24%	1.21% (e)	(0.14% )(d)	35%	$506,394
Year Ended 10/31/2023	$15.23	10.12%	1.27% (f)	1.24% (e),(f)	0.08%	55%	$411,470
Year Ended 10/31/2022	$13.83	(28.71% )	1.25%	1.25% (e)	(0.38% )	61%	$406,840
Year Ended 10/31/2021	$21.19	38.90%	1.24%	1.24% (e)	(0.51% )	47%	$618,703
Year Ended 10/31/2020	$16.59	19.16%	1.28% (f)	1.28% (e),(f)	(0.40% )	55%	$461,888
Class C
Six Months Ended 4/30/2025 (Unaudited)	$14.82	(0.65% )	1.98%	1.95%	(1.04% )	41%	$10,875
Year Ended 10/31/2024	$16.09	33.14%	1.99%	1.96% (e)	(0.89% )(d)	35%	$11,878
Year Ended 10/31/2023	$12.74	9.26%	2.02% (f)	2.00% (e),(f)	(0.67% )	55%	$10,729
Year Ended 10/31/2022	$11.66	(29.26% )	2.00%	2.00% (e)	(1.14% )	61%	$13,282
Year Ended 10/31/2021	$18.13	37.88%	1.99%	1.99% (e)	(1.26% )	47%	$22,320
Year Ended 10/31/2020	$14.38	18.33%	2.03% (f)	2.03% (e),(f)	(1.19% )	55%	$21,140
Institutional Class
Six Months Ended 4/30/2025 (Unaudited)	$18.87	(0.15% )	0.98%	0.95%	(0.03% )	41%	$154,203
Year Ended 10/31/2024	$20.07	34.46%	0.99%	0.96% (e)	0.10% (d)	35%	$154,254
Year Ended 10/31/2023	$15.58	10.34%	1.02% (f)	0.99% (e),(f)	0.33%	55%	$120,530
Year Ended 10/31/2022	$14.12	(28.52% )	1.00%	1.00% (e)	(0.13% )	61%	$118,704
Year Ended 10/31/2021	$21.59	39.20%	0.99%	0.99% (e)	(0.26% )	47%	$172,899
Year Ended 10/31/2020	$16.88	19.54%	1.03% (f)	1.03% (e),(f)	(0.17% )	55%	$109,949
Institutional 2 Class
Six Months Ended 4/30/2025 (Unaudited)	$19.02	(0.15% )	0.94%	0.92%	(0.02% )	41%	$12,406
Year Ended 10/31/2024	$20.22	34.48%	0.96%	0.92%	0.13% (d)	35%	$15,714
Year Ended 10/31/2023	$15.69	10.42%	0.97% (f)	0.95% (f)	0.39%	55%	$17,308
Year Ended 10/31/2022	$14.21	(28.48% )	0.95%	0.95%	(0.17% )	61%	$14,500
Year Ended 10/31/2021	$21.71	39.22%	0.96%	0.96%	(0.26% )	47%	$23,449
Year Ended 10/31/2020	$16.97	19.64%	0.99% (f)	0.98% (f)	(0.16% )	55%	$5,019
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2025 (Unaudited)	$19.92	0.00 (g)	0.03 (c)	0.03	(1.23)	(1.23)
Year Ended 10/31/2024	$15.46	0.03 (d)	5.17	5.20	(0.74)	(0.74)
Year Ended 10/31/2023	$13.99	0.07	1.40	1.47	—	—
Year Ended 10/31/2022	$21.41	(0.01)	(5.56)	(5.57)	(1.85)	(1.85)
Year Ended 10/31/2021	$16.75	(0.03)	6.23	6.20	(1.54)	(1.54)
Year Ended 10/31/2020	$14.44	0.00 (g)	2.77	2.77	(0.46)	(0.46)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(d)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 10/31/2024
Class A	lessthan 0.01	0.02
Class C	lessthan 0.01	0.02
Institutional Class	lessthan 0.01	0.02
Institutional 2 Class	lessthan 0.01	0.02
Institutional 3 Class	lessthan 0.01	0.02

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Global Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2025 (Unaudited)	$18.72	(0.15% )	0.90%	0.87%	0.04%	41%	$22,862
Year Ended 10/31/2024	$19.92	34.54%	0.91%	0.87%	0.18% (d)	35%	$24,296
Year Ended 10/31/2023	$15.46	10.51%	0.92% (f)	0.90% (f)	0.43%	55%	$17,406
Year Ended 10/31/2022	$13.99	(28.46% )	0.90%	0.90%	(0.05% )	61%	$16,920
Year Ended 10/31/2021	$21.41	39.33%	0.90%	0.90%	(0.18% )	47%	$29,128
Year Ended 10/31/2020	$16.75	19.59%	0.93% (f)	0.93% (f)	0.01%	55%	$18,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements
April 30, 2025 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2025 was 0.85% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of April 30, 2025, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.01 (a)
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.01

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2025, no minimum account balance fees were charged by the Fund.

Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,133,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	105,297
Class C	—	1.00 (b)	378

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through February 28, 2026 (%)	Prior to March 1, 2025 (%)
Class A	1.22	1.22
Class C	1.97	1.97
Institutional Class	0.97	0.97
Institutional 2 Class	0.94	0.92
Institutional 3 Class	0.89	0.87
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific
Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
422,447,000	257,113,000	(3,483,000)	253,630,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at October 31, 2024 as arising on November 1, 2024.
Late year ordinary losses ($)	Post-October capital losses ($)
216,725	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $290,686,035 and $335,321,370, respectively, for the six months ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,000,000	4.90	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At April 30, 2025, affiliated shareholders of record owned 66.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Select Global Equity Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Global Equity Fund  | 2025

Columbia Select Global Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR155_10_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025